11. WARRANTS (Details - Assumptions) (Warrants [Member], USD $)	9 Months Ended
Dec. 31, 2014
Expected dividends	$ 0.00
Minimum [Member]
Risk free interest rate	0.79%
Average expected life	5 years
Expected Volatility Rate	87.80%
Maximum [Member]
Risk free interest rate	2.29%
Average expected life	7 years
Expected Volatility Rate	107.40%